BALANCES CLASSIFIED AS HELD FOR SALE - Narrative (Details)		12 Months Ended
	Aug. 26, 2020	Dec. 31, 2024
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of ownership before transaction	29.50%
Disposed of by sale | Non-US subsidiaries
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of ownership before transaction		100.00%